Average Annual Total Returns - AST MIDCAP VALUE PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.78%)	5.97%	8.86%	4.96%	9.73%	10.49%	17.10%	13.40%	12.41%